Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts receivable	$ 528	$ 763
Less: Allowance for doubtful accounts	(5)	(12)
Accounts receivable - net	$ 523	$ 751